Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 1,165	$ 1,113
Less: Allowance for expected credit losses	(23)	(23)
Less: Allowance for sales adjustments	(31)	(32)
Net trade receivables	1,111	1,058
Other receivables	32	29
Trade and other receivables	$ 1,143	$ 1,087